UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Contrarian Capital Management, L.L.C.

Address:    411 West Putnam Avenue
            Suite 225
            Greenwich, CT 06830


13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Jon R. Bauer
Title:      Managing Member
Phone:      (203) 862-8200


Signature, Place and Date of Signing:

/s/ Jon R. Bauer              Greenwich, Connecticut           August 11, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total: $397,095,382

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                  Form 13F File Number         Name

1.                   028-11156                    Contrarian Equity Fund, LP

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
                                             FORM 13F INFORMATION TABLE
                                                    June 30, 2006



COLUMN 1                        COLUMN  2         COLUMN 3    COLUMN 4           COLUMN 5        COLUMN 6  COLUMN 7    COLUMN 8

                                TITLE                         MARKET       SHRS OR   SH/ PUT/   INVESTMT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS          CUSIP       VALUE        PRN AMT   PRN CALL   DISCRETN   MGRS   SOLE  SHARED  NONE
--------------                  --------          -----       -----        -------   --- ----   --------   ----   ----  ------  ----
AMERIVEST PPTYS INC             COM               03071L101    1,090,915     248,500 SH         SOLE       NONE   X
BLOCKBUSTER INC                 CL B              093679207    8,049,565   1,833,614 SH         SOLE       NONE   X
CENTRAL FGHT LINES INC NEW      COM               153491105    2,577,077   1,282,128 SH         DEFINED    1            X
CENTRAL PKG CORP                COM               154785109      519,312      32,457 SH         SOLE       NONE   X
CHINA UNICOM LTD                SPONSORED ADR     16945R104    1,950,399     218,900 SH         SOLE       NONE   X
COMPANIA ANONIMA NACIONAL TEL   SPON ADR D        204421101    3,126,512     159,110 SH         SOLE       NONE   X
COMCAST CORP NEW                CL A              20030N101   24,227,600     740,000 SH         SOLE       NONE   X
CONSECO INC                     COM NEW           208464883   18,702,291     809,623 SH         SOLE       NONE   X
DDI CORP                        COM 0.0001 NEW    233162502   19,002,701   2,317,403 SH         DEFINED    1            X
ENDEAVOUR INTL CORP             COM               29259G101      394,350     165,000 SH         SOLE       NONE   X
GMX RES INC                     COM               38011M108    5,328,938     172,346 SH         DEFINED    1            X
GENTEK INC                      COM NEW           37245X203    7,629,615     284,157 SH         DEFINED    1            X
HUDSON CITY BANCORP             COM               443683107    3,202,732     240,265 SH         SOLE       NONE   X
INTEGRATED ALARM SVCS GROUP     COM               45890M109   12,678,802   3,217,970 SH         DEFINED    1            X
INTERNATIONAL COAL GRP INC N    COM               45928H106   77,816,399  10,822,865 SH         DEFINED    1            X
KOREA ELECTRIC PWR              SPONSORED ADR     500631106    1,911,168     100,800 SH         SOLE       NONE   X
LIBERTY GLOBAL INC              COM SER A         530555101    3,215,734     149,569 SH         SOLE       NONE   X
LIBERTY GLOBAL INC              COM SER C         530555309    3,120,140     151,684 SH         SOLE       NONE   X
MI DEVS INC                     CL A SUB VTG      55304X104    7,278,035     214,628 SH         SOLE       NONE   X
MIRANT CORP NEW                 COM               60467R100   18,003,704     671,780 SH         SOLE       NONE   X
NTL INC DEL                     COM               62941W101    2,178,750      87,500 SH         SOLE       NONE   X
PARKER DRILLING CO              COM               701081101   14,749,314   2,054,222 SH         DEFINED    1            X
PIONEER NAT RES CO              COM               723787107   22,304,646     480,600 SH         SOLE       NONE   X
PORTLAND GEN ELEC CO            COM NEW           736508847   34,155,939   1,367,879 SH         DEFINED    1            X
PXRE GROUP LTD                  COM               G73018106    1,566,120     421,000 SH         SOLE       NONE   X
QSGI INC                        COM               74729D106    1,551,526     969,704 SH         DEFINED    1            X
QUEST RESOURCE CORP             COM NEW           748349305    2,701,423     199,367 SH         SOLE       NONE   X
RADIOLOGIX INC                  COM               75040K109    8,795,545   3,824,150 SH         DEFINED    1            X
RITE AID CORP                   COM               767754104   14,673,025   3,460,619 SH         SOLE       NONE   X
SK TELECOM LTD                  SPONSORED ADR     78440P108    2,780,821     118,737 SH         SOLE       NONE   X
SALTON INC                      COM               795757103    6,124,080   2,584,000 SH         DEFINED    1            X
SEAGATE TECHNOLOGY              SHS               G7945J104    7,638,125     337,373 SH         SOLE       NONE   X
SPRINT NEXTEL CORP              COM FON           852061100      415,532      20,787 SH         SOLE       NONE   X
STAR SCIENTIFIC INC             COM               85517P101      438,600     170,000 SH         SOLE       NONE   X
TERRA INDS INC                  COM               880915103   17,597,100   2,762,496 SH         SOLE       NONE   X
TOLL BROTHERS INC               COM               889478103    2,557,000     100,000 SH         SOLE       NONE   X
USA MOBILITY INC                COM               90341G103   35,002,727   2,108,598 SH         DEFINED    1            X
WARREN RES INC                  COM               93564A100    2,039,120     142,000 SH         SOLE       NONE   X

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